Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 13, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 60,393,000		$ 60,478,000				$ 65,345,000
Liabilities and stockholders' equity
Total current liabilities	8,507,000		1,881,000				808,000
Total liabilities	16,984,000		6,775,000				1,359,000
Class A common stock, $0.0001 par value; shares subject to possible redemption							61,867,000
Stockholders' equity
Common stock, value	1,000		1,000				1,000
Additional paid-in-capital	14,865,000		7,838,000				3,263,000
Accumulated deficit	(56,926,000)		(39,605,000)				(24,181,000)
Total stockholders' equity (deficit)	(42,060,000)	$ (35,603,000)	(31,766,000)		$ (27,287,000)	$ (23,915,000)	(20,917,000)	$ (13,216,000)
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit	60,393,000		60,478,000				$ 65,345,000
dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	300,795,648		302,370,589
Liabilities and stockholders' equity
Total current liabilities	4,120,210		1,452,449
Deferred underwriting commissions	10,500,000		10,500,000
Derivative warrant liabilities	40,600,000		34,885,000
Total liabilities	55,220,210		46,837,449
Class A common stock, $0.0001 par value; shares subject to possible redemption	240,575,430		250,533,130
Stockholders' equity
Additional paid-in-capital	31,170,964		21,213,363
Accumulated deficit	(26,172,300)		(16,214,598)
Total stockholders' equity (deficit)	5,000,008	$ 5,000,008	5,000,010
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit	300,795,648		302,370,589
As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets			302,370,589
Liabilities and stockholders' equity
Total current liabilities			1,452,449
Deferred underwriting commissions			10,500,000
Total liabilities			11,952,449
Class A common stock, $0.0001 par value; shares subject to possible redemption			285,418,130
Stockholders' equity
Additional paid-in-capital			5,628,386
Accumulated deficit			(629,272)
Total stockholders' equity (deficit)			5,000,010
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit			302,370,589
Restatement Adjustment | dMY TECHNOLOGY GROUP, INC. III [Member]
Liabilities and stockholders' equity
Derivative warrant liabilities			34,885,000
Total liabilities			34,885,000
Class A common stock, $0.0001 par value; shares subject to possible redemption			(34,885,000)
Stockholders' equity
Additional paid-in-capital			15,584,977
Accumulated deficit			(15,585,326)
As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets			302,370,589
Liabilities and stockholders' equity
Total current liabilities			1,452,449
Deferred underwriting commissions			10,500,000
Derivative warrant liabilities			34,885,000
Total liabilities			46,837,449
Class A common stock, $0.0001 par value; shares subject to possible redemption			250,533,130
Stockholders' equity
Additional paid-in-capital			21,213,363
Accumulated deficit			(16,214,598)
Total stockholders' equity (deficit)			5,000,010
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit			302,370,589
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value	594		495
Common Class A [Member] | As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value			146
Common Class A [Member] | Restatement Adjustment | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value			349
Common Class A [Member] | As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value			495
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value	$ 750		750
Common Class B [Member] | As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value			750
Common Class B [Member] | As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' equity
Common stock, value			$ 750